SUPPLEMENTAL BALANCE SHEET DISCLOSURES	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL BALANCE SHEET DISCLOSURES	SUPPLEMENTAL BALANCE SHEET DISCLOSURES
Accounts Receivable, Net
As of December 31, 2022 (Successor Period), accounts receivable, net consisted of accounts receivable of $20.3 million, less allowance for doubtful accounts of $1.0 million. As of December 31, 2021 (Predecessor Period), accounts receivable, net consisted of accounts receivable of $19.4 million, less allowance for doubtful accounts of $0.7 million.
The change in the allowance for doubtful accounts were as follows:

	July 28 to December 31, 2022	January 1 to July 27, 2022	Year ended December 31, 2021
			(As Restated)
(In thousands)	Successor	Predecessor
Balance at beginning of period	$1,061	$671	$368
Provision for bad debts	(67)	390	303
Write-off of uncollectible accounts	—	—	—
Balance at end of period	$994	$1,061	$671
In July 2021, and as amended in December 2021 and April 2022, Obagi Cosmeceuticals LLC, a wholly-owned subsidiary of Obagi, entered into a non-recourse, uncollateralized short-term promissory note, not in the ordinary course of business, lending a third party $2.5 million (the “Predecessor Loan Receivable”). This Predecessor Loan Receivable had a maturity date of December 31, 2022 and carried an interest rate of 1.00% from July 30, 2021 to September 29, 2021 and 8.00% from September 30, 2021 through maturity. The outstanding principal and accrued interest were due upon maturity. As discussed in “Note 2—Restatement and Reclassifications,” the Company wrote-off the $2.5 million loan receivable in 2021 when it was determined to be uncollectible.
Inventories
The components of inventories were as follows:

	As of December 31, 2022	As of December 31, 2021
		(As Restated)
(In thousands)	(Successor)	(Predecessor)
Work in process	$11,138	$1,569
Finished goods	43,246	20,042
Total inventory	$54,384	$21,611
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31, 2022	As of December 31, 2021
		(As Restated)
(In thousands)	(Successor)	(Predecessor)
Computer hardware, software and equipment	$944	$752
Furniture and fixture	724	—
Machinery and equipment	608	70
Internally developed software	889	1,041
Gondolas	6,040	—
Leasehold improvements	2,051	13
Total property and equipment	$11,256	$1,876
Less accumulated depreciation	(2,928)	(678)
Property and equipment, net	$8,328	$1,198
Depreciation expense for property and equipment for the period from July 28 to December 31, 2022 (Successor Period) and the period from January 1 to July 27, 2022 (Predecessor Period) were $2.9 million and $0.5 million, respectively. Depreciation expense for property and equipment for the years ended December 31, 2021 and 2020 (Predecessor Period) were $0.4 million and $0.1 million, respectively.
Depreciation expense pertains to property and equipment utilized as part of the Company’s SG&A activities and therefore has not been allocated to cost of goods sold.
Other Current Liabilities
The major components of other current liabilities consisted of the following (in thousands):

	As of December 31, 2022	As of December 31, 2021
		(As Restated)
(In thousands)	(Successor)	(Predecessor)
Accrued salaries and related expenses	$9,069	$6,876
Accrued sales returns and damages	2,651	—
Accrued marketing expenses	95	2,963
Accrued distribution fees	1,621	760
Related party liability	9,914	—
Other	2,773	2,084
Total	$26,123	$12,683
The accrued distribution fees related to service charges such as e-commerce shipping and handling costs. The related party liability of $9.9 million as of December 31, 2022 reflects the remaining unamortized fair value of the related party inventory contract executed on the acquisition date between Obagi and the Obagi China Business (see “Note 4. Business Combinations”). This related party liability will be amortized into related party revenue upon the sale of products to the Obagi China Business in subsequent periods.